LONG-TERM BORROWINGS	12 Months Ended
Mar. 31, 2017
LONG-TERM BORROWINGS
LONG-TERM BORROWINGS

13.LONG-TERM BORROWINGS

	As of March 31,
	2016	2017
Bank borrowings (1)	$12,345	$—
Long-term loans (2)	$217,122	$101,697

	$229,467	$101,697

(1)

In December 2015, iKang Holding signed a two-year loan framework agreement with China Merchants Bank to meet the daily operating needs of the clinics. The annual interest rate is 4.75%. In December 2015, iKang Holding borrowed a two-year loan of $12,345 according to the framework agreement. As of March 31, 2017, the above balance of $12,345 two-year borrowing were all reclassified to short-term borrowings.

Interest expense incurred for the years ended March 31, 2016 were $145. The effective interest rate for the year ended March 31, 2016 was 4.75%.

(2)

In December 2015, iKang Holding entered into a series of agreements to issue  long-term loans with principal amount totaling $203,393 (equivalent to RMB 1,400,000,000) to four third-party investors (“bond holders”) with terms varying from eighteen months to thirty-six months. Loan amount of $29,056 was repaid in January 2017. Also, in January 2017, one of the bond holders with loan balance of $43,584 (equivalent to RMB 300,000,000) signed a supplemental agreement with the Group to extend the due day of the loans from December 2017 to December 2018. In July 2017, one of the bond holders with loan balance of $58,113 (equivalent to RMB400,000,000) signed a supplemental agreement with the Group to extend the due day of the loans from December 2017 to December 2018. Accordingly, as of March 31, 2017, amount totaling of $72,640 (equivalent to RMB 500,000,000) of long-term loans were reclassified to current portion and the remaining balance of $101,697 remained non-current and outstanding. According to the agreements, the Group agreed, by putting its best effort, to coordinate with its buyer group relating to the privatization process, to facilitate the long-term loans be converted into certain equity interest of the future listing vehicle at the then best price.

If the Group successfully completes the privatization before the maturity date of the long-term loans, and the bond holders decide to convert into the future listing vehicle’s shares, no interest will be charged; however, if the bond holders decide not to convert, the interest rate will be at 5% or 8% (was originally 20%, amended subsequently in January 2017 to 8%). Furthermore, if the privatization is not completed before the maturity date of the long-term loans, or the Group fails to put their best effort to facilitate the bond holder convert the loan into shares, the interest rate will be at 5% or 10%.

Interest rates of 5% and 8% were applied to accrue the interest expenses for above long-term loans for the year ended March 31, 2017.

Interest expense incurred for the years ended March 31, 2016 and 2017 was $2,869 and $11,768, respectively. The effective interest rate for the year ended March 31, 2017 was 6%.

The fair value of the long-term bank borrowings as of March 31, 2016 and 2017 was $12,345 and nil, respectively. The fair value of the long-term loans as of March 31, 2016 and 2017 was $225,654 and $112,197 respectively.